Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Accounts Receivable, net

5.    Accounts Receivable, net

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable, gross	12,048	17,032
Less: allowance for credit losses	(4,456)	(3,839)
Total accounts receivable, net	7,592	13,193

The Group recorded the allowance for credit losses of US$1,530 and write off the allowance for credit losses of US$304 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31, 2023.

The Group recorded the allowance for credit losses of US$1,138 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31, 2024.

The Group reversed the allowance for credit losses of US$717 under ASU 2016-13 Financial instruments – credit losses for the year ended December 31, 2025.